Share capital (Details)														1 Months Ended															12 Months Ended
	Nov. 01, 2022 USD ($) shares	Mar. 09, 2022 USD ($) shares	Mar. 09, 2022 CAD ($) shares	Mar. 09, 2022 USD ($) $ / shares shares	Mar. 09, 2022 CAD ($) $ / shares shares	Apr. 09, 2021 USD ($) shares	Apr. 09, 2021 CAD ($) $ / shares shares	Mar. 16, 2021 $ / shares	Feb. 09, 2021 USD ($) shares	Jan. 08, 2021 USD ($) shares	Jan. 08, 2021 CAD ($) $ / shares shares	Jan. 05, 2021 $ / shares	Dec. 07, 2020 shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	May 31, 2022 shares	Nov. 30, 2021 USD ($) shares	Jun. 22, 2021 $ / shares	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 CAD ($) $ / shares shares	May 17, 2021 $ / shares	Mar. 26, 2021 $ / shares	Mar. 16, 2021 USD ($) shares	Mar. 16, 2021 CAD ($) $ / shares shares	Feb. 24, 2021 $ / shares	Feb. 18, 2021 USD ($) shares	Feb. 18, 2021 CAD ($) $ / shares shares	Feb. 14, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares
Share capital (Details) [Line Items]
Voting shares description																													Unlimited subordinate voting shares without par value and conferring 1 vote per share.Unlimited proportionate voting shares without par value, conferring 200 votes per share, convertible at the holder’s option into subordinate voting shares on a basis of 200 subordinate voting shares for 1 proportionate voting shares.
Aggregate gross proceeds																																	$ 4,064,431	$ 5,395,338
Common shares issued (in Shares) | shares																												164,000					1,827,304	1,827,304
Subordinate voting per share (in Dollars per share) | $ / shares							$ 7.11				$ 2.43									$ 5.97				$ 8.01			$ 2.43							$ 2.88
Subordinate voting shares (in Shares) | shares						3,894,081	3,894,081		66,667	116,625	116,625		667,894				16,136		2,777,779	2,777,779			3,121,099	3,121,099		1,646,090	1,646,090					1,864,162	36,858	36,858
Warrants issued (in Shares) | shares																																36,858
Estimated value																																$ 20,000
Proportionate voting shares (in Shares) | shares																																3,333
Lease shares (in Shares) | shares																												1,001
Transactions cost																												$ 2,760,000
leasehold improvements																												1,040,000
Intangible assets																												1,680,000
Assets																												2,588,107
Record share capital																												$ 5,480,000
RTO transaction description																												On February 14, 2020, there was a RTO Transaction between Old Digihost and HashChain. In connection with completion of the RTO Transaction, HashChain acquired all the issued and outstanding shares of Old Digihost in exchange for 9,940,000 subordinate voting shares of the Company. In substance, the transaction involves Old Digihost shareholders obtaining control of the Company; accordingly, the transaction is considered to be a reverse acquisition transaction under which Old Digihost is identified as the accounting acquirer. The common shares issued were valued based on the HashChain closing price of CAD$0.60 on the TSXV on February 14, 2020 (Fair value of 6,530,560 subordinate voting shares of HashChain $2,957,458)(v) On February 14, 2020, the Company issued 43,537 subordinate voting shares as settlement of payables of $59,149.
Subordinate voting shares cancelled (in Shares) | shares																1,219,762															164,533
Total repurchase price																															$ 600,865
Settlement of payables	$ 92,825								$ 40,000								$ 40,000															$ 532,911
Gross proceeds				$ 10,424,453	$ 13,330,861	$ 19,748,795	$ 25,000,000			$ 220,551	$ 283,400								$ 12,025,016	$ 15,000,000			$ 19,985,611	$ 25,000,000		$ 3,124,018	$ 4,000,000
Commission (in Shares) | shares																										49,383	49,383
Fair value to the warrants																							14,214,397
Expenses totaling																													$ 1,080,584
Non-transferable broker warrants (in Shares) | shares																													242,380
Voting per share (in Dollars per share) | $ / shares							$ 6.42
Total issuance cost						2,817,223													1,664,562				3,103,007						$ 695,170		4,973,051
Net loss as the cost of issuance						2,008,069													767,579				2,197,403
Fair value						$ 1,121,763													$ 581,060				$ 1,124,704						$ 32,010,637		1,551,013
Broker warrants (in Shares) | shares																							249,688	249,688					242,380
Share per price (in Dollars per share) | $ / shares							$ 5.49													$ 4.56				$ 7.71
Expected dividend						0.00%	0.00%												0.00%	0.00%			0.00%	0.00%					0.00%
Expected volatility						143.00%	143.00%					155.00%						105.00%			105.00%	155.00%	235.00%	235.00%	155.00%
Risk-free interest rate						0.77%	0.77%					0.39%						0.95%	0.63%	0.63%	0.95%	0.90%	0.53%	0.53%	0.73%
Fair value warrants		$ 7,007,643				$ 14,205,769													$ 5,569,473										$ 535,009
Per share (in Dollars per share) | $ / shares																				$ 5.4
Fair values of broker warrants																			$ 581,060
Subordinate voting value	$ 13,816																$ 40,000
Subordinate voting shares (in Shares) | shares	19,391	2,729,748	2,729,748											165,200															1,248,440
Purchase price (in Dollars)			$ 4.4
Pre-funded warrants (in Shares) | shares				300,000	300,000
Exercise price | (per share)				$ 0.0001				$ 9.42				$ 3.75						$ 4.2			$ 7.35	$ 7.47			$ 13.92					$ 6.25
Offering price per share (in Dollars per share) | $ / shares					$ 4.3999
Common shares (in Shares) | shares				3,029,748	3,029,748
Exercise price per share (in Dollars per share) | $ / shares					$ 6.25		$ 7.11																							$ 6.25
Cash received															$ 30
Initial issuance costs															$ 927,463
Warrant expiry term																													Mar. 16, 2024
Increase in share capital														$ 39,602,634															$ 39,602,634	$ 39,602,634	$ 31,423,095	$ 12,541,038
Total proceeds private placement warrants																													15,255,979
Issuance costs																													1,615,593
Net income as the cost of issuance																													695,170
Reduction warrants																													102,138
Grant date fair value																													535,009
Share price (in Dollars per share) | $ / shares												$ 2.76						$ 4.02			$ 7.86	$ 6.87			$ 13.92					$ 3.78
Total repurchase price														255,525
Private Placements [Member]
Share capital (Details) [Line Items]
Subordinate voting shares (in Shares) | shares						3,894,081	3,894,081												2,777,779	2,777,779			3,121,099	3,121,099
Increase in share capital														$ 5,887,616															$ 5,887,616	$ 5,887,616
Warrant [Member]
Share capital (Details) [Line Items]
Subordinate voting per share (in Dollars per share) | $ / shares							$ 8.025													$ 6.75				$ 9.42
Subordinate voting shares (in Shares) | shares						3,894,081	3,894,081												2,083,334	2,083,334			3,121,099	3,121,099
Fair value to the warrants																							$ 1,124,704
Voting per share (in Dollars per share) | $ / shares																								$ 10.01
Expected volatility																			136.00%	136.00%									136.00%
Risk-free interest rate																													1.62%
Fair value warrants		$ 1,022,915
Subordinate voting shares (in Shares) | shares						1,781,308	1,781,308
Warrant expiry term																													Apr. 09, 2025
Private Placements [Member]
Share capital (Details) [Line Items]
Subordinate voting per share (in Dollars per share) | $ / shares																																		$ 3.6
H.C. Wainwright & Co [Member]
Share capital (Details) [Line Items]
Subordinate voting per share (in Dollars per share) | $ / shares																																		$ 5.25
Ordinary shares [member]
Share capital (Details) [Line Items]
Subordinate voting shares (in Shares) | shares																																1,864,162
CEO [Member]
Share capital (Details) [Line Items]
Subordinate voting shares (in Shares) | shares																																666,666
H.C. Wainwright & Co [Member]
Share capital (Details) [Line Items]
Expenses totaling						$ 1,695,460													$ 1,164,466				$ 1,978,303
Non-transferable broker warrants (in Shares) | shares						311,526	311,526												222,222	222,222			249,688	249,688
Fair value						$ 1,121,763
H.C. Wainwright & Co [Member] | Warrant [Member]
Share capital (Details) [Line Items]
Subordinate voting per share (in Dollars per share) | $ / shares							$ 8.025													$ 6.75
Voting per share (in Dollars per share) | $ / shares																								$ 10.01